Short Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Short-term investments (Note 9)	$ 74,004	$ 51,590
Short-term investments, cost	73,796	49,985
Short-term investments, accumulated unrealized holding gains	$ 208	$ 1,605